                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       St. Denis J. Villere & Co. LLC
            ------------------------------------------
Address:    210 Baronne Street, Suite 808
            ------------------------------------------
            New Orleans, LA 70112
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-     774
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George V. Young
          --------------------------------------------
Title:    Chief Compliance Officer
          --------------------------------------------
Phone:    (504) 525-0808
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ GEORGE V. YOUNG           New Orleans, Louisiana                5/3/05
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                118
                                              -----------------------

Form 13F Information Table Value Total:      $     783,120
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

                            St. Denis J. Villere Co.
                                    Form 13F
                                 March 31, 2005


------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
SCP POOL CORP       COM          784028 10 2     64,162   2,013,870   Sh               OTHER                       2,013,870
3-D SYS CORP DEL    COM NEW      88554D 20 5     41,233   2,185,128   Sh               OTHER                       2,185,128
AMERICAN
 VANGUARD CORP      COM          030371 10 8     38,410     856,028   Sh               OTHER                         856,028
LABONE INC NEW      COM          50540L 10 5     37,959   1,100,908   Sh               OTHER                       1,100,908
LASERSCOPE          COM          518081 10 4     35,447   1,116,800   Sh               OTHER                       1,116,800
NOBLE INTL LTD      COM          655053 10 6     32,834   1,448,967   Sh               OTHER                       1,448,967
GARMIN LTD          ORD          G37260 10 9     29,183     781,050   Sh               OTHER                         781,050
COOPER COS INC      COM NEW      216648 40 2     28,168     386,386   Sh               OTHER                         386,386
INTERNATIONAL
 RECTIFIER CORP     COM          460254 10 5     27,573     606,000   Sh               OTHER                         606,000
LUMINEX CORP DEL    COM          55027E 10 2     26,491   3,518,071   Sh               OTHER                       3,518,071
KANSAS CITY
 SOUTHERN           COM NEW      485170 30 2     24,225   1,257,766   Sh               OTHER                       1,257,766
EPIQ SYS INC        COM          26882D 10 9     20,723   1,596,526   Sh               OTHER                       1,596,526
MARCUS CORP         COM          566330 10 6     19,773     964,526   Sh               OTHER                         964,526
INPUT/OUTPUT INC    COM          457652 10 5     19,412   3,009,600   Sh               OTHER                       3,009,600
HENRY JACK &
 ASSOC INC          COM          426281 10 1     18,206   1,012,010   Sh               OTHER                       1,012,010
FIRST ST
 BANCORPORATION     COM          336453 10 5     17,974   1,058,823   Sh               OTHER                       1,058,823
GULF ISLAND
 FABRICATION INC    COM          402307 10 2     16,803     716,237   Sh               OTHER                         716,237
STEWART
 ENTERPRISES INC    CL A         860370 10 5     16,599   2,698,994   Sh               OTHER                       2,698,994
NOVA CHEMICALS
 CORP               COM          66977W 10 9     16,257     378,503   Sh               OTHER                         378,503
PETROLEUM
 HELICOPTERS INC    COM NON VTG  716604 20 2     14,821     492,223   Sh               OTHER                         492,223
WELLS FARGO &
 CO NEW             COM          949746 10 1     13,982     233,816   Sh               OTHER                         233,816
O CHARLEYS INC      COM          670823 10 3     13,166     605,625   Sh               OTHER                         605,625
CABOT CORP          COM          127055 10 1     10,454     312,700   Sh               OTHER                         312,700
O REILLY
 AUTOMOTIVE INC     COM          686091 10 9     10,052     202,950   Sh               OTHER                         202,950
CAREMARK RX INC     COM          141705 10 3      8,239     207,117   Sh               OTHER                         207,117
QUICKSILVER
 RESOURCES INC      COM          74837R 10 4      8,187     168,000   Sh               OTHER                         168,000
CAL MAINE
 FOODS INC          COM NEW      128030 20 2      7,955   1,012,056   Sh               OTHER                       1,012,056
SOUTHWEST
 BANCORP INC
 OKLA               COM          844767 10 3      7,893     427,800   Sh               OTHER                         427,800
CABELAS INC         COM          126804 30 1      7,569     366,900   Sh               OTHER                         366,900
PETROLEUM
 HELICOPTERS INC    COM VTG      716604 10 3      6,733     226,247   Sh               OTHER                         226,247
STONE ENERGY
 CORP               COM          861642 10 6      6,663     137,175   Sh               OTHER                         137,175
DST SYS INC DEL     COM          233326 10 7      6,648     143,950   Sh               OTHER                         143,950
TIDEWATER INC       COM          886423 10 2      6,372     163,966   Sh               OTHER                         163,966
LEGGETT &
 PLATT INC          COM          524660 10 7      6,041     209,164   Sh               OTHER                         209,164
COAST FINL
 HLDGS INC          COM          190354 10 0      5,768     311,800   Sh               OTHER                         311,800
DELTA PETE CORP     COM NEW      247907 20 7      5,524     379,900   Sh               OTHER                         379,900
EXXON MOBIL CORP    COM          30231G 10 2      5,094      85,462   Sh               OTHER                         85,462
WESTAR ENERGY INC   COM          95709T 10 0      5,076     234,550   Sh               OTHER                         234,550
JPMORGAN CHASE
 & CO               COM          46625H 10 0      5,015     144,931   Sh               OTHER                         144,931
US BANCORP DEL      COM NEW      902973 30 4      5,012     173,917   Sh               OTHER                         173,917
BANK OF AMERICA
 CORPORATION        COM          060505 10 4      4,816     109,212   Sh               OTHER                         109,212
INTERNATIONAL
 SHIPHOLDING CO     PFD 6%
                    CONV EX      460321 30 0      4,643      92,400   Sh               OTHER                          92,400

                            St. Denis J. Villere Co.
                                    Form 13F
                                 March 31, 2005


IRWIN FINL CORP     COM          464119 10 6      4,441     192,900   Sh               OTHER                         192,900
WHITNEY HLDG
 CORP               COM          966612 10 3      4,408      99,032   Sh               OTHER                          99,032
CERNER CORP         COM          156782 10 4      4,035      76,850   Sh               OTHER                          76,850
BLOCK H & R INC     COM          093671 10 5      3,376      66,748   Sh               OTHER                          66,748
HANCOCK HLDG CO     COM          410120 10 9      2,678      82,408   Sh               OTHER                          82,408
CENTRAL GARDEN
 & PET CO           COM          153527 10 6      2,513      57,300   Sh               OTHER                          57,300
SCHLUMBERGER LTD    COM          806857 10 8      2,321      32,934   Sh               OTHER                          32,934
GENERAL ELEC CO     COM          369604 10 3      2,163      59,982   Sh               OTHER                          59,982
AMSOUTH
 BANCORPORATION     COM          032165 10 2      2,058      79,307   Sh               OTHER                          79,307
ST  PAUL
 TRAVELERS INC      COM          792860 10 8      1,946      52,975   Sh               OTHER                          52,975
SCOTTS CO           CL A         810186 10 6      1,882      26,800   Sh               OTHER                          26,800
PFIZER INC          COM          717081 10 3      1,872      71,274   Sh               OTHER                          71,274
KEYCORP NEW         COM          493267 10 8      1,739      53,600   Sh               OTHER                          53,600
GENERAL CABLE
 CORP DEL NEW       COM          369300 10 8      1,593     132,000   Sh               OTHER                         132,000
MARSH &
 MCLENNAN COS INC   COM          571748 10 2      1,551      51,000   Sh               OTHER                          51,000
CITIGROUP INC       COM          172967 10 1      1,513      33,662   Sh               OTHER                          33,662
DISNEY WALT CO      COM DISNEY   254687 10 6      1,303      45,350   Sh               OTHER                          45,350
OFFSHORE
 LOGISTICS INC      COM          676255 10 2      1,299      39,000   Sh               OTHER                          39,000
VITRAN INC          COM          92850E 10 7      1,293      87,100   Sh               OTHER                          87,100
CISCO SYS INC       COM          17275R 10 2      1,236      69,076   Sh               OTHER                          69,076
BIO RAD LABS INC    CL A         090572 20 7      1,227      25,200   Sh               OTHER                          25,200
AMERICAN INTL
 GROUP INC          COM          026874 10 7      1,200      21,661   Sh               OTHER                          21,661
BP PLC              SPONSORED
                    ADR          055622 10 4      1,126      18,038   Sh               OTHER                          18,038
MERGE
 TECHNOLOGIES INC   COM          589981 10 9      1,071      61,000   Sh               OTHER                          61,000
BELLSOUTH CORP      COM          079860 10 2      1,025      38,995   Sh               OTHER                          38,995
JOHNSON & JOHNSON   COM          478160 10 4        986      14,685   Sh               OTHER                          14,685
HOME DEPOT INC      COM          437076 10 2        922      24,099   Sh               OTHER                          24,099
BRISTOL MYERS
 SQUIBB CO          COM          110122 10 8        921      36,168   Sh               OTHER                          36,168
VIACOM INC          CL B         925524 30 8        915      26,280   Sh               OTHER                          26,280
AMEDISYS INC        COM          023436 10 8        891      29,450   Sh               OTHER                          29,450
MCDONALDS CORP      COM          580135 10 1        866      27,800   Sh               OTHER                          27,800
CROMPTON CORP       COM          227116 10 0        847      58,000   Sh               OTHER                          58,000
PROCTER &
 GAMBLE CO          COM          742718 10 9        836      15,770   Sh               OTHER                          15,770
FEDERAL NATL
 MTG ASSN           COM          313586 10 9        789      14,487   Sh               OTHER                          14,487
CHEVRONTEXACO
 CORP               COM          166764 10 0        742      12,732   Sh               OTHER                          12,732
GOLDMAN SACHS
 GROUP INC          COM          38141G 10 4        682       6,200   Sh               OTHER                           6,200
AFLAC INC           COM          001055 10 2        680      18,245   Sh               OTHER                          18,245
ALLSTATE CORP       COM          020002 10 1        649      12,000   Sh               OTHER                          12,000
PEOPLES FINL
 CORP MISS          COM          71103B 10 2        634      35,200   Sh               OTHER                          35,200
GRAINGER W W INC    COM          384802 10 4        623      10,000   Sh               OTHER                          10,000
WACHOVIA CORP
 2ND NEW            COM          929903 10 2        588      11,558   Sh               OTHER                          11,558
QLT INC             COM          746927 AB 8        588      45,700   Sh               OTHER                          45,700
SECURITY BANK
 CORP               COM          814047 10 6        577      14,000   Sh               OTHER                          14,000
KIMBERLY CLARK
 CORP               COM          494368 10 3        572       8,700   Sh               OTHER                           8,700
PNC FINL SVCS
 GROUP INC          COM          693475 10 5        572      11,102   Sh               OTHER                          11,102
RF MONOLITHICS
 INC                COM          74955F 10 6        846     119,700   Sh               OTHER                         119,700

                            St. Denis J. Villere Co.
                                    Form 13F
                                 March 31, 2005


WAL MART STORES
 INC                COM          931142 10 3        538      10,740   Sh               OTHER                          10,740
REGIONS FINANCIAL
 CORP NEW           COM          7591EP 10 0        528      16,310   Sh               OTHER                          16,310
DEVELOPERS
 DIVERSIFIED RLTY   COM          251591 10 3        517      13,000   Sh               OTHER                          13,000
MORGAN STANLEY      COM NEW      617446 44 8        508       8,882   Sh               OTHER                           8,882
HIBERNIA CORP       CL A         428656 10 2        479      14,972   Sh               OTHER                          14,972
COLGATE
 PALMOLIVE CO       COM          194162 10 3        479       9,185   Sh               OTHER                           9,185
TENET
 HEALTHCARE CORP    COM          88033G 10 0        459      39,800   Sh               OTHER                          39,800
MERCK & CO INC      COM          589331 10 7        442      13,655   Sh               OTHER                          13,655
PEPSICO INC         COM          713448 10 8        432       8,145   Sh               OTHER                           8,145
VERIZON
 COMMUNICATIONS     COM          92343V 10 4        347       9,783   Sh               OTHER                           9,783
FIRST DATA CORP     COM          319963 10 4        324       8,248   Sh               OTHER                           8,248
SIGNATURE BK
 NEW YORK N Y       COM          82669G 10 4        318      12,000   Sh               OTHER                          12,000
PPG INDS INC        COM          693506 10 7        302       4,216   Sh               OTHER                           4,216
LINCARE HLDGS INC   COM          532791 10 0        294       6,648   Sh               OTHER                           6,648
YELLOW ROADWAY
 CORP               COM          985577 10 5        293       5,000   Sh               OTHER                           5,000
HEWITT ASSOCS INC   COM          42822Q 10 0        253       9,500   Sh               OTHER                           9,500
ROYAL DUTCH
 PETE CO            NY REG
                    EUR.56       780257 80 4        251       4,176   Sh               OTHER                           4,176
SONIC
 INNOVATIONS INC    COM          83545M 10 9        244      43,725   Sh               OTHER                          43,725
KINDER MORGAN
 ENERGY PARTNER     UT LTD
                    PARTNER      494550 10 6        241       5,350   Sh               OTHER                           5,350
NEWELL
 RUBBERMAID INC     COM          651229 10 6        233      10,600   Sh               OTHER                          10,600
SOVEREIGN
 BANCORP INC        COM          845905 10 8        229      10,347   Sh               OTHER                          10,347
SHORE
 BANCSHARES INC.    COM          825107 10 5        222       7,125   Sh               OTHER                           7,125
TOREADOR RES CORP   COM          891050 10 6        220      12,100   Sh               OTHER                          12,100
MICROSOFT CORP      COM          594918 10 4        215       8,885   Sh               OTHER                           8,885
BAXTER INTL INC     COM          071813 10 9        204       6,000   Sh               OTHER                           6,000
MEDTRONIC INC       COM          585055 10 6        204       4,000   Sh               OTHER                           4,000
INT'L BUSINESS
 MACH               COM          459200 10 1        201       2,202   Sh               OTHER                           2,202
NEWPARK RES INC     COM PAR
                    $.01 NEW     651718 50 4        193      32,700   Sh               OTHER                          32,700
INSITUFORM
 TECHNOLOGIES INC   CL A         457667 10 3        189      13,000   Sh               OTHER                          13,000
CARDIAC SCIENCE
 INC NEW            COM          141410 20 9         11      10,000   Sh               OTHER                          10,000

                                                783,120